21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Assets On Recurring Basis

December 31, 2016	Level 2
Assets: (market approach)
U.S. GSE debt securities	$17,317,328
Agency MBS	13,154,228
Other investments	3,243,495
Total	$33,715,051

December 31, 2015	Level 2
Assets: (market approach)
U.S. GSE debt securities	$12,832,443
Agency MBS	10,664,484
Other investments	2,973,473
$26,470,400

Schedule of Fair Value Assets Nonrecurring Basis
December 31, 2016	Level 2
Assets: (market approach)
MSRs(1)	$1,210,695
Impaired loans, net of related allowance	508,872
OREO	394,000

December 31, 2015
Assets: (market approach)
MSRs(1)	$1,293,079
Impaired loans, net of related allowance	268,092
OREO	262,000

Schedule Of Estimated Fair Values Of Financial Instruments
December 31, 2016		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$29,614	$29,614	$0	$0	$29,614
Securities held-to-maturity	49,887	0	51,035	0	51,035
Securities available-for-sale	33,715	0	33,715	0	33,715
Restricted equity securities	2,756	0	2,756	0	2,756
Loans and loans held-for-sale
Commercial & industrial	67,972	0	48	68,727	68,775
Commercial real estate	199,136	0	601	201,560	202,161
Residential real estate - 1st lien	165,243	0	941	166,858	167,799
Residential real estate - Jr lien	42,536	0	109	42,948	43,057
Consumer	7,084	0	0	7,371	7,371
MSRs(1)	1,211	0	1,302	0	1,302
Accrued interest receivable	1,819	0	1,819	0	1,819

Financial liabilities:
Deposits
Other deposits	470,002	0	469,323	0	469,323
Brokered deposits	34,733	0	34,745	0	34,745
Short-term borrowings	30,000	0	30,000	0	30,000
Long-term borrowings	1,550	0	1,376	0	1,376
Repurchase agreements	30,423	0	30,423	0	30,423
Capital lease obligations	483	0	483	0	483
Subordinated debentures	12,887	0	12,849	0	12,849
Accrued interest payable	73	0	73	0	73

December 31, 2015		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$28,852	$28,852	$0	$0	$28,852
Securities held-to-maturity	43,354	0	44,143	0	44,143
Securities available-for-sale	26,470	0	26,470	0	26,470
Restricted equity securities	2,442	0	2,442	0	2,442
Loans and loans held-for-sale
Commercial & industrial	64,438	0	286	65,399	65,685
Commercial real estate	175,945	0	2,552	178,502	181,054
Residential real estate - 1st lien	162,492	0	1,395	164,959	166,354
Residential real estate - Jr lien	44,270	0	119	44,939	45,058
Consumer	7,161	0	0	7,482	7,482
MSRs(1)	1,293	0	1,497	0	1,497
Accrued interest receivable	1,633	0	1,633	0	1,633

Financial liabilities:
Deposits
Other deposits	466,859	0	466,524	0	466,524
Brokered deposits	28,627	0	28,630	0	28,630
Short-term borrowings	10,000	0	10,000	0	10,000
Repurchase agreements	22,073	0	22,073	0	22,073
Capital lease obligations	558	0	558	0	558
Subordinated debentures	12,887	0	12,851	0	12,851
Accrued interest payable	53	0	53	0	53